Goodwill - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	£ 6,824	£ 6,899	£ 5,965
Impairment of goodwill	£ 0	0
Nominal long-term market growth rates maximum forecast period	5 years
Growth in cash flows over forecast period	5 years
Increase in discount rate	0.50%
Decrease in the compound annual growth rate for cash flow	2.00%
Decrease in nominal long-term market growth rates	0.50%
Impairment charges result from sensitivity analysis	£ 0
Description of changes in methods and assumptions used in preparing sensitivity analysis	A sensitivity analysis has been performed based on changes in key assumptions considered to be reasonably possible by management: an increase in the discount rate of 0.5%, a decrease in the compound annual growth rate for cash flow in the five-year forecast period of 2.0%, and a decrease in the nominal long-term market growth rates of 0.5%. The sensitivity analysis shows that no impairment charges would result from these scenarios.
Accumulated amortisation [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 1,178	1,222
Accumulated impairment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 9	£ 9